Form N-1A Cover	Apr. 18, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 18, 2025
Prospectus Date	Aug. 13, 2024